RELATED PARTY TRANSACTIONS - Settlement of related party debt (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Feb. 09, 2024
RELATED PARTY TRANSACTIONS
Shares issued to settled advances from related party and notes payable related party, net of deemed dividend	$ 4,577,569
Sale price per share (in Dollars per share)	$ 10	$ 10